EFMT DEPOSITOR LLC ABS 15G

Exhibit 99.49

Report Pulled:	8/19/2025
Loan Count:	228 / 234

Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	17	7.46%
Appraised Value	5	2.19%
CLTV	6	2.63%
Debt Service Coverage Ratio	91	39.91%
First Payment Due Date	7	3.07%
Loan Purpose	4	1.75%
LTV	11	4.82%
Maturity Date	5	2.19%
Original Interest Rate	1	0.44%
Original Loan Amount	2	0.88%
Original Qualifying FICO Score	2	0.88%
Origination/Note Date	77	33.77%
Originator Back-End DTI	22	9.65%
Property Type	11	4.70%
Sales Price	2	0.85%
The Original Principal and Interest Payment Amount	1	0.44%